Finance income and costs (Tables)	6 Months Ended
Jun. 30, 2025
Finance income and costs
Summary of finance income and costs

	Six months ended 30 June
US$ thousand	2025	2024
Finance income
Interest income	1,639	766
Realised gain on sale of investments	1,548	—
Foreign exchange gain	—	886
Total finance income	3,187	1,652

Finance costs
Interest expense under the effective interest rate method on:
– Loans and borrowings	(33,176)	(26,303)
– Lease liabilities	(446)	(725)
Debt extinguishment and modification costs	(12,469)	—
Unwinding of discount on rehabilitation provision	(412)	(532)
Commodity swap loss	(7,794)	(5,714)
Realised loss on warrants redemption	—	(148)
Realised loss on copper and silver streams	(145)	(29)
Foreign exchange loss	(575)	—
Total finance costs	(55,017)	(33,451)

Net change in fair value measurements of financial instruments
Change in fair value of:
– Warrant liability	(3,769)	(40,845)
– Equity instruments	750	(495)
– Embedded derivative – copper and silver streams	(20,848)	(27,598)
– Embedded derivative – mezzanine debt facility	—	185
– Contingent liability – royalty deed	(1,304)	(7,213)
– Contingent liability – copper consideration	(25,540)	(10,200)
– Commodity swap liability	(6,587)	(23,157)
Total net change in fair value of financial instruments	(57,298)	(109,323)

Net finance costs	(109,128)	(141,122)